Silver and Gold Interests	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Silver and Gold Interests
11.	Silver and Gold Interests

	Year Ended December 31, 2017
	Cost				Accumulated Depletion & Impairment [5]					Carrying Amount Dec 31, 2017
(in thousands)	Balance Jan 1, 2017	Reductions²	Disposal¹	Balance Dec 31, 2017	Balance Jan 1, 2017	Depletion	Disposal¹	Impairment	Balance Dec 31, 2017
Silver interests

San Dimas	$190,331	$-	$-	$190,331	$(49,756)	$(5,713)	$-	$-	$(55,469)	$134,862

Peñasquito	524,626	-	-	524,626	(106,549)	(14,827)	-	-	(121,376)	403,250

Antamina	900,343	-	-	900,343	(84,537)	(58,168)	-	-	(142,705)	757,638

Constancia	302,948	-	-	302,948	(26,977)	(14,168)	-	-	(41,145)	261,803

Other [1,2]	1,329,731	(4,935)	(41,959)	1,282,837	(544,161)	(28,820)	41,959	(228,680)	(759,702)	523,135

	$3,247,979	$(4,935)	$(41,959)	$3,201,085	$(811,980)	$(121,696)	$41,959	$(228,680)	$(1,120,397)	$2,080,688

Gold interests

Sudbury [3]	$623,864	$-	-	$623,864	$(222,329)	$(21,547)	-	$-	$(243,876)	$379,988

Salobo	3,059,876	-	-	3,059,876	(155,041)	(96,103)	-	-	(251,144)	2,808,732

Constancia	136,058	-	-	136,058	(10,388)	(3,619)	-	-	(14,007)	122,051

Other [4]	402,232	-	-	402,232	(350,999)	(19,415)	-	-	(370,414)	31,818

	$4,222,030	$-	$-	$4,222,030	$(738,757)	$(140,684)	$-	$-	$(879,441)	$3,342,589

	$7,470,009	$(4,935)	$(41,959)	$7,423,115	$(1,550,737)	$(262,380)	$41,959	$(228,680)	$(1,999,838)	$5,423,277

1)	Comprised of the Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Keno Hill, Cozamin, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, Pascua-Lama, Lagunas Norte, Pierina, Veladero, Rosemont and 777 silver interests. The Cozamin precious metal purchase agreement expired on April 4, 2017 and the fully depleted value of this contract has been reflected as a disposal.
2)	On March 29, 2017, the Company amended its silver purchase agreement with Alexco Resource Corp. (“Alexco”) to adjust the silver production payment so that it will be a percentage of the spot silver price that increases with lower mill silver head grades and lower silver prices, and decreases with higher mill silver head grades and higher silver prices, subject to certain ceiling and floor grades and prices. In addition, the outside completion date was extended to December 31, 2019 and the area of interest was expanded to include properties currently owned by Alexco and properties acquired by Alexco in the future which fall within a one kilometer radius of existing Alexco holdings in the Keno Hill Silver District. As consideration, on April 10, 2017, Alexco issued 3 million shares to Wheaton which had a fair value of $5 million. The fair value of these shares have been reflected as a reduction to the cost base of the Keno Hill silver interest. On October 2, 2017, in connection with an option granted by Alexco to Banyan Gold Corp. (“Banyan”) over claims covered by the Alexco silver purchase agreement, the Company and Banyan entered into an accession agreement under which Banyan agreed to be bound by the terms of the silver purchase agreement in respect of those claims.
3)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
4)	Comprised of the Minto, Rosemont and 777 gold interests.
5)	Includes cumulative impairment charges to December 31, 2017 as follows: Keno Hill silver interest - $11 million; Pascua-Lama silver interest - $338 million; 777 silver interest - $64 million; 777 gold interest - $151 million; and Sudbury gold interest - $120 million.

	Year Ended December 31, 2016
	Cost			Accumulated Depletion & Impairment [4]
(in thousands)	Balance Jan 1, 2016	Additions	Balance Dec 31, 2016	Balance Jan 1, 2016	Depletion	Impairment	Balance Dec 31, 2016	Carrying Amount Dec 31, 2016

Silver interests

San Dimas	$190,331	$-	$190,331	$(43,776)	$(5,980)	$-	$(49,756)	$140,575

Peñasquito	524,626	-	524,626	(93,779)	(12,770)	-	(106,549)	418,077

Antamina	900,289	54	900,343	(13,308)	(71,229)	-	(84,537)	815,806

Constancia	302,948	-	302,948	(9,017)	(17,960)	-	(26,977)	275,971

Other [1]	1,329,731	-	1,329,731	(501,379)	(42,782)	-	(544,161)	785,570

	$3,247,925	$54	$3,247,979	$(661,259)	$(150,721)	$-	$(811,980)	$2,435,999

Gold interests

Sudbury [2]	$623,864	$-	$623,864	$(117,614)	$(33,715)	$(71,000)	$(222,329)	$401,535

Salobo	2,230,368	829,508	3,059,876	(73,611)	(81,430)	-	(155,041)	2,904,835

Constancia	136,058	-	136,058	(4,133)	(6,255)	-	(10,388)	125,670

Other [3]	402,232	-	402,232	(314,418)	(36,581)	-	(350,999)	51,233

	$3,392,522	$829,508	$4,222,030	$(509,776)	$(157,981)	$(71,000)	$(738,757)	$3,483,273

	$6,640,447	$829,562	$7,470,009	$(1,171,035)	$(308,702)	$(71,000)	$(1,550,737)	$5,919,272

1)	Comprised of the Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Keno Hill, Cozamin, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, Pascua-Lama, Lagunas Norte, Pierina, Veladero, Rosemont and 777 silver interests.
2)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
3)	Comprised of the Minto, Rosemont and 777 gold interests.
4)	Includes cumulative impairment charges to December 31, 2016 as follows: Keno Hill silver interest - $11 million; Pascua-Lama silver interest - $110 million; 777 silver interest - $64 million; 777 gold interest - $151 million; and Sudbury gold interest - $120 million.

The value allocated to reserves is classified as depletable upon a mining operation achieving first production and is depleted on a unit-of-production basis over the estimated recoverable proven and probable reserves at the mine. The value associated with resources and exploration potential is allocated at acquisition and is classified as non-depletable until such time as it is transferred to the depletable category, generally as a result of the conversion of resources or exploration potential into reserves.

	December 31, 2017			December 31, 2016

(in thousands)	Depletable	Non- Depletable	Total	Depletable	Non- Depletable	Total

Silver interests

San Dimas	$38,110	$96,752	$134,862	$35,023	$105,552	$140,575

Peñasquito	293,968	109,282	403,250	282,547	135,530	418,077

Antamina	380,738	376,900	757,638	431,170	384,636	815,806

Constancia	240,950	20,853	261,803	255,119	20,852	275,971

Other [1]	90,366	432,769	523,135	96,391	689,179	785,570

	$1,044,132	$1,036,556	$2,080,688	$1,100,250	$1,335,749	$2,435,999

Gold interests

Sudbury [2]	$315,421	$64,567	$379,988	$333,868	$67,667	$401,535

Salobo	2,224,133	584,599	2,808,732	2,315,355	589,480	2,904,835

Constancia	112,432	9,619	122,051	117,691	7,979	125,670

Other [3]	31,818	-	31,818	51,233	-	51,233

	$2,683,804	$658,785	$3,342,589	$2,818,147	$665,126	$3,483,273

	$3,727,936	$1,695,341	$5,423,277	$3,918,397	$2,000,875	$5,919,272

1)	Comprised of the Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Keno Hill, Cozamin, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, Pascua-Lama, Lagunas Norte, Pierina, Veladero, Rosemont and 777 silver interests. The Cozamin precious metal purchase agreement expired on April 4, 2017.
2)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
3)	Comprised of the Minto, Rosemont and 777 gold interests.

Salobo

On February 28, 2013, the Company entered into an agreement to acquire from Vale S.A. (“Vale”) an amount of gold equal to 25% of the life of mine gold production from its currently producing Salobo mine, located in Brazil. On March 2, 2015, the Company agreed to amend the agreement to include an additional amount of gold equal to 25% of the life of mine gold production from Salobo, increasing the gold stream from 25% to 50% of the life of mine gold production from Salobo.

On August 2, 2016, the Company agreed to make a second amendment to the agreement with Vale to acquire an additional amount of gold equal to 25% of the life of mine gold production, with the Company being entitled to the additional attributable gold production for which an offtaker payment is received after July 1, 2016. With this amendment, the Company increased the gold stream from 50% to 75% of the life of mine gold production from Salobo.

Under the second amendment to the agreement, the Company paid Vale cash consideration of $800 million for the increased gold stream and amended the 10 million Wheaton common share purchase warrants previously issued to Vale in connection with the Sudbury precious metal purchase agreement which expire on February 28, 2023 to reduce the strike price from $65 to $43.75 per common share (Note 20.1). The estimated value of the warrant amendment was $29 million. In addition, the Company is required to make ongoing payments of the lesser of $400 per ounce of gold (subject to a 1% annual inflation adjustment now commencing in 2019) or the prevailing market price per ounce of gold delivered for the full 75% of gold production.